DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of discontinued operations [Abstract]
Disclosure of detailed information about the analysis of the results of discontinued operations [Text Block]
Results of operations as of October 31, 2016, recognized in the Consolidated Statement of Income as Net income from discontinued operations, are the following:

Ten months ended October 31, 2016
In millons of COP
Interest income on loans	408,233
Overnight and market funds	320
Interest and valuation on investment	1,246
Total interest and valuation	409,799
Interest expense	(106,110)
Net margin on financial instruments	303,689
Credit impairment charges on loans, net	(323,290)
Net interest and valuation income after provision for loans and financial leases	(19,601)
Fees and other service income, net	244,193
Other operating income	1,365
Total income, net	225,957
Total operating expenses	(221,310)
Profit before tax	4,647
Income tax	(2,961)
Net income from discontinued operations	1,686